Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value on a recurring basis
	December 31, 2019	June 30, 2020
		Unaudited
	Fair value measurement using input Level 2

Other receivables and prepaid expenses

Derivative instruments	$-	$607

Total assets	$-	$607

Other accrued expenses

Derivative instruments	$(67)	$-

Total liabilities	$(67)	$-